Segment Geographical Information And Major Customers (Tables)	12 Months Ended
Dec. 31, 2022
Segment Geographical Information And Major Customers [Abstract]
Schedule of revenues by geographic region
	Year ended December 31
	2022	2021	2020

United States	$2,134	$2,597	$2,558
Israel	22	101	61
Rest of the world	707	602	557
	$2,863	$3,300	$3,176

Schedule of Long-lived assets net by geographic areas
	As of December 31,
	2022	2021
Israel	$12	$13
United States	1	4
Russia	2	4
	$15	$21

Schedule of revenue disaggregated by primary major product lines and services
	Year ended December 31,
	2022	2021	2020
Software license:
Perpetual based software license - transferred at a point of time	$1,068	$1,156	$1,043
Term-based software license - transferred at a point of time	1,630	2,032	1,976
Total software license (*)	$2,740	$3,188	$3,019
PCS services transferred over a period of time	123	112	157
Advertising at a point of time upon clicks	42	-	-
	$2,863	$3,300	$3,176

(*)	Revenue recognized from sales-based software license was $48, $45 and $99 during the years ended December 31, 2022, 2021 and 2020, respectively (see also Note 2N).